Note E - Leases (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Finance Lease, Liability, Total	$ 0
Operating Lease, Right-of-Use Asset	$ 1,053
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset		$ 1,280
Minimum [Member]
Lessee, Operating Lease, Term of Contract	120 days
Maximum [Member]
Lessee, Operating Lease, Term of Contract	17 years 182 days
Lessee, Operating Lease, Renewal Term	15 years